Financial Instruments - Schedule of Contractual Maturities of Financial Liabilities (Details)	12 Months Ended
Dec. 31, 2024 USD ($)
Financial liabilities
Total contractual obligations	$ 6,704,600
Imputed interests	319,000
Carrying amount	6,385,600
2025 [Member]
Financial liabilities
Total contractual obligations	5,414,917
2026 [Member]
Financial liabilities
Total contractual obligations	411,849
2027 [Member]
Financial liabilities
Total contractual obligations	324,298
2028 [Member]
Financial liabilities
Total contractual obligations	330,500
2029 [Member]
Financial liabilities
Total contractual obligations	106,898
Thereafter [Member]
Financial liabilities
Total contractual obligations	116,138
Guaranteed Bank and financial institution loans [Member]
Financial liabilities
Total contractual obligations	1,027,684
Imputed interests	77,783
Carrying amount	949,901
Guaranteed Bank and financial institution loans [Member] | 2025 [Member]
Financial liabilities
Total contractual obligations	875,105
Guaranteed Bank and financial institution loans [Member] | 2026 [Member]
Financial liabilities
Total contractual obligations	115,768
Guaranteed Bank and financial institution loans [Member] | 2027 [Member]
Financial liabilities
Total contractual obligations	27,002
Guaranteed Bank and financial institution loans [Member] | 2028 [Member]
Financial liabilities
Total contractual obligations	9,809
Guaranteed Bank and financial institution loans [Member] | 2029 [Member]
Financial liabilities
Total contractual obligations
Guaranteed Bank and financial institution loans [Member] | Thereafter [Member]
Financial liabilities
Total contractual obligations
Trade and other liabilities [Member]
Financial liabilities
Total contractual obligations	4,223,113
Imputed interests
Carrying amount	4,223,113
Trade and other liabilities [Member] | 2025 [Member]
Financial liabilities
Total contractual obligations	4,223,113
Trade and other liabilities [Member] | 2026 [Member]
Financial liabilities
Total contractual obligations
Trade and other liabilities [Member] | 2027 [Member]
Financial liabilities
Total contractual obligations
Trade and other liabilities [Member] | 2028 [Member]
Financial liabilities
Total contractual obligations
Trade and other liabilities [Member] | 2029 [Member]
Financial liabilities
Total contractual obligations
Trade and other liabilities [Member] | Thereafter [Member]
Financial liabilities
Total contractual obligations
Lease obligation [Member]
Financial liabilities
Total contractual obligations	1,453,803
Imputed interests	241,217
Carrying amount	1,212,586
Lease obligation [Member] | 2025 [Member]
Financial liabilities
Total contractual obligations	316,699
Lease obligation [Member] | 2026 [Member]
Financial liabilities
Total contractual obligations	296,081
Lease obligation [Member] | 2027 [Member]
Financial liabilities
Total contractual obligations	297,296
Lease obligation [Member] | 2028 [Member]
Financial liabilities
Total contractual obligations	320,691
Lease obligation [Member] | 2029 [Member]
Financial liabilities
Total contractual obligations	106,898
Lease obligation [Member] | Thereafter [Member]
Financial liabilities
Total contractual obligations	$ 116,138